Quarterly Holdings Report
for

Fidelity Managed Retirement Income Fund℠

April 30, 2021

RW22-QTLY-0621
1.858586.113

Schedule of Investments April 30, 2021 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 9.1%
	Shares	Value
Fidelity Series Blue Chip Growth Fund (a)	14,305	$262,780
Fidelity Series Commodity Strategy Fund (a)	97,473	517,580
Fidelity Series Large Cap Growth Index Fund (a)	9,997	168,456
Fidelity Series Large Cap Stock Fund (a)	9,588	184,865
Fidelity Series Large Cap Value Index Fund (a)	23,419	357,843
Fidelity Series Small Cap Opportunities Fund (a)	4,770	88,009
Fidelity Series Value Discovery Fund (a)	7,885	131,365
TOTAL DOMESTIC EQUITY FUNDS
(Cost $1,361,359)		1,710,898

International Equity Funds - 12.2%
Fidelity Series Canada Fund (a)	7,232	96,114
Fidelity Series Emerging Markets Fund (a)	11,131	132,121
Fidelity Series Emerging Markets Opportunities Fund (a)	45,605	1,185,263
Fidelity Series International Growth Fund (a)	12,328	230,532
Fidelity Series International Index Fund (a)	8,095	97,388
Fidelity Series International Small Cap Fund (a)	3,960	86,530
Fidelity Series International Value Fund (a)	20,878	230,700
Fidelity Series Overseas Fund (a)	17,544	231,226
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $1,705,893)		2,289,874

Bond Funds - 55.4%
Fidelity Series Corporate Bond Fund (a)	145,178	1,588,249
Fidelity Series Emerging Markets Debt Fund (a)	11,094	102,287
Fidelity Series Emerging Markets Debt Local Currency Fund (a)	3,296	33,715
Fidelity Series Floating Rate High Income Fund (a)	2,173	20,033
Fidelity Series Government Bond Index Fund (a)	187,004	1,971,020
Fidelity Series High Income Fund (a)	12,510	118,224
Fidelity Series Inflation-Protected Bond Index Fund (a)	207,037	2,252,564
Fidelity Series International Credit Fund (a)	876	8,761
Fidelity Series Investment Grade Bond Fund (a)	187,407	2,175,797
Fidelity Series Investment Grade Securitized Fund (a)	146,203	1,514,665
Fidelity Series Long-Term Treasury Bond Index Fund (a)	64,089	517,199
Fidelity Series Real Estate Income Fund (a)	6,268	70,888
TOTAL BOND FUNDS
(Cost $10,095,903)		10,373,402

Short-Term Funds - 23.3%
Fidelity Series Government Money Market Fund 0.07% (a)(b)	1,378,087	1,378,087
Fidelity Series Short-Term Credit Fund (a)	68,467	696,994
Fidelity Series Treasury Bill Index Fund (a)	229,900	2,299,001
TOTAL SHORT-TERM FUNDS
(Cost $4,361,221)		4,374,082
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $17,524,376)		18,748,256
NET OTHER ASSETS (LIABILITIES) - 0.0%		(432)
NET ASSETS - 100%		$18,747,824

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Series Blue Chip Growth Fund	$217,859	$188,347	$147,815	$79,089	$4,058	$331	$262,780
Fidelity Series Canada Fund	74,503	30,152	32,720	1,800	811	23,368	96,114
Fidelity Series Commodity Strategy Fund	384,476	196,625	186,378	1,895	5,047	117,810	517,580
Fidelity Series Corporate Bond Fund	1,347,592	558,025	247,135	46,266	(1,078)	(69,155)	1,588,249
Fidelity Series Emerging Markets Debt Fund	102,922	31,696	32,822	3,692	(1,575)	2,066	102,287
Fidelity Series Emerging Markets Debt Local Currency Fund	--	38,597	4,970	474	56	32	33,715
Fidelity Series Emerging Markets Fund	107,769	40,908	46,351	1,770	1,908	27,887	132,121
Fidelity Series Emerging Markets Opportunities Fund	983,193	407,866	457,282	33,998	30,941	220,545	1,185,263
Fidelity Series Floating Rate High Income Fund	21,209	7,093	9,445	724	(175)	1,351	20,033
Fidelity Series Government Bond Index Fund	1,594,418	757,038	245,064	42,632	(2,604)	(132,768)	1,971,020
Fidelity Series Government Money Market Fund 0.07%	885,768	1,372,147	879,828	1,183	--	--	1,378,087
Fidelity Series High Income Fund	112,680	38,208	36,293	4,929	62	3,567	118,224
Fidelity Series Inflation-Protected Bond Index Fund	1,843,704	632,232	278,912	25,718	273	55,267	2,252,564
Fidelity Series International Credit Fund	8,567	526	--	527	--	(378)	8,761
Fidelity Series International Growth Fund	197,477	108,340	86,311	31,913	1,363	9,663	230,532
Fidelity Series International Index Fund	81,082	29,194	32,756	1,779	974	18,894	97,388
Fidelity Series International Small Cap Fund	66,266	21,822	22,374	681	809	20,007	86,530
Fidelity Series International Value Fund	196,856	76,202	100,643	6,239	1,665	56,620	230,700
Fidelity Series Investment Grade Bond Fund	1,778,370	808,931	293,731	105,481	(2,255)	(115,518)	2,175,797
Fidelity Series Investment Grade Securitized Fund	1,202,552	543,444	192,122	37,289	(787)	(38,422)	1,514,665
Fidelity Series Large Cap Growth Index Fund	149,519	82,527	98,930	2,268	3,494	31,846	168,456
Fidelity Series Large Cap Stock Fund	152,816	87,184	108,834	9,289	6,942	46,757	184,865
Fidelity Series Large Cap Value Index Fund	289,412	167,241	199,553	7,034	10,181	90,562	357,843
Fidelity Series Long-Term Treasury Bond Index Fund	355,344	345,505	69,208	38,237	(4,023)	(110,419)	517,199
Fidelity Series Overseas Fund	197,866	75,667	85,472	2,550	3,008	40,157	231,226
Fidelity Series Real Estate Income Fund	64,573	24,078	26,971	3,532	(281)	9,489	70,888
Fidelity Series Short-Term Credit Fund	644,612	107,356	50,005	10,810	281	(5,250)	696,994
Fidelity Series Small Cap Opportunities Fund	72,999	30,325	47,179	1,770	5,838	26,026	88,009
Fidelity Series Treasury Bill Index Fund	2,130,496	370,596	199,962	2,695	(451)	(1,678)	2,299,001
Fidelity Series Value Discovery Fund	103,258	58,704	70,830	2,689	3,578	36,655	131,365
	$15,368,158	$7,236,576	$4,289,896	$508,953	$68,060	$365,312	$18,748,256

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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